Research and Development, Net (Details) - Schedule of research and development, net - Research and Development Expense [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and Development, Net (Details) - Schedule of research and development, net [Line Items]
Payroll and related expenses	[1]	$ 5,679	$ 5,793	$ 2,083
Subcontracted work and consulting		3,123	1,744	1,238
Share-based payments to service provider		37	43	112
Rent and office maintenance		720	629	281
Travel expenses		236	76	79
Other		492	393	296
Sales of prototypes		(77)	(40)
Research and development total		$ 10,210	$ 8,638	$ 4,089

[1]	Includes share-based payment of USD 531, USD 578 and USD 379 in 2019, 2018 and 2017, respectively.